Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Financial instruments
Note 8 - Financial instruments

Classes of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2017	2016
Cash and cash equivalents*	77,292	109,295
Accounts receivable and accrued revenues	42,212	34,461
Total	$119,504	$143,756

Financial liabilities	2017	2016
Accounts payables and accrued expenses	17,427	$12,378
Derivative financial liabilities, current	545	2,257
Current portion long-term debt	65,053	57,521
Long-term debt	721,151	643,974
Derivative financial liabilities, non-current	-	442
Total financial liabilities	$804,177	$716,572

*Cash and cash equivalents include $322 thousand in restricted cash in 2017 and $48,936 thousand in 2016, including employee withholding tax.  Cash and cash equivalents as of December 31, 2016 also includes $48,650 thousand relating to the financing of DHT Tiger which was drawn on the Credit Agricole Credit Facility in advance of the delivery of the DHT Tiger on January 16, 2016.

Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2017	2016
Cash and cash equivalents	77,292	109,295
Loans and receivables	42,212	34,461
Total	$119,504	$143,756

(Dollars in thousands)
Financial liabilities	2017	2016
Fair value through profit or loss	$545	$2,699
Financial liabilities at amortized cost	803,631	713,873
Total	804,177	716,572

F-29

Fair value of financial instruments

It is assumed that fair value of financial instruments is equal to the nominal amount for all financial assets and liabilities.  With regards to trade receivables, the credit risk is not viewed as significant.  With regards to the credit facilities, these are floating rate with terms and conditions considered to be according to market terms and no material change in credit risk; consequently, it is assumed that carrying value has no material deviation from fair value.

Measurement of fair value

It is only derivatives that are classified within a fair value measurement category and recognized at fair value in the statement of financial position.  Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13.  Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable.  Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivatives - interest rate swaps

		Notional amount		Fair value
(Dollars in thousands)	Expires	2017	2016	2017	2016
Swap pays 2.7775%, receive floating	Jun. 16, 2017	$-	21,438	-	171
Swap pays 3.0275%, receive floating	Oct. 24, 2017	$-	22,458	-	340
Swap pays 3.315%, receive floating	Jun. 29, 2018	$19,396	21,438	156	608
Swap pays 3.565%, receive floating	Jun. 29, 2018	$20,417	22,458	187	708
Swap pays 2.865%, receive floating	Jun. 29, 2018	$35,729	39,813	202	872
Total carrying amount		$75,542	127,604	545	2,699

Interest-bearing debt

		Remaining	Carrying amount
(Dollars in thousands)	Interest	notional	2017	2016
Nordea Samco Credit Facility	LIBOR + 2.50%	220,207	217,921	256,166
Credit Agricole Credit Facility	LIBOR + 2.19%	69,315	68,591	75,601
Danish Ship Finance Credit Facility	LIBOR + 2.25%	44,200	43,937	46,432
Nordea/DNB Credit Facility	LIBOR + 2.25%	45,000	44,647	47,012
Nordea/DNB Credit Facility	LIBOR + 2.75%	9,988	9,884	37,579
ABN Amro Credit Facility	LIBOR + 2.60%	121,268	119,844	128,790
Nordea BW VLCC Acquisition Credit Facility	LIBOR + 2.40%	185,346	183,119	-
Convertible Senior Notes	4.50%	105,826	98,262	109,916
Total carrying amount		801,150	786,204	701,495

Interest on all our credit facilities is payable quarterly in arrears except the Danish Ship Finance Credit Facility and the Convertible Notes which have interest payable semi-annual in arrears.  The credit facilities are principally secured by the first-priority mortgages on the vessels financed by the credit facility, assignments of earnings, pledge of shares in the borrower, insurances and the borrowers' rights under charters for the vessels, if any, as well as a pledge of the borrowers' bank account balances.

F-30

Reconciliation of liabilities arising from financing activities

The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes.  Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company's consolidated statement of cash flows as cash flows from financing activities.

				Non-cash changes
	As of January 1, 2017	Financing cash flows(1)	Repurchase convertible notes	Amortization	Equity component of convertible notes	Other changes(2)	As of December 31, 2017
Bank loans	591,579	93,157		3,206			687,942
Convertible Senior Notes	109,916		(17,104)	4,170	2,213	(932)	98,262
Total (3)	701,495	93,157	(17,104)	7,375	2,213	(932)	786,204

(1)	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
(2)	Other changes include (gain)/loss from repurchase of convertible notes.
(3)	The reconciliation does not include interest swaps, which are described in note 8.